UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

(Exact name of registrant as specified in charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 601.260.7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Proxy Voting Record.

The registrant was entitled to vote at one shareholder meeting held during the period covered by this report:

(a) The name of the issuer of the portfolio security: Safe Harbor Fund, LP

(b) The exchange ticker symbol of the portfolio security: Not applicable.

(c) The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d) The shareholder meeting date: May 7, 2004

(e) A brief identification of the matter voted on: Beacon Hill Master, Ltd. (the “Master Fund”) is in official liquidation and the Joint Official Liquidators called a meeting of investors to select participants to serve on the Master Fund’s Informal Liquidation Committee. The registrant is invested in the issuer, a feeder fund of the Master Fund. The investors in the issuer were permitted to select three individuals to represent the issuer on the Informal Liquidation Committee.

(f) Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the Joint Official Liquidators of the Master Fund.

(g) Whether the registrant cast its vote on the matter: Yes.

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for three members of the Informal Liquidation Committee.

(i) Whether the registrant cast its vote for or against management: Management did not endorse any of the candidates.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

By:    /s/    Ronald E. Robison

Name: Ronald E. Robison

Title: Executive Vice President & Principal Executive Officer

Date: August 25, 2004